 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending August 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
8/7/03	Shares of beneficial interest	33,000	6.6857	7.45	Merrill Lynch
8/8/03	Shares of beneficial interest	34,000	6.77	7.45	Merrill Lynch
8/11/03	Shares of beneficial interest	32,800	6.75	7.43	Merrill Lynch
8/11/03	Shares of beneficial interest	1,700	6.7141	7.43	Merrill Lynch
8/12/03	Shares of beneficial interest	34,000	6.7324	7.43	Merrill Lynch
8/13/03	Shares of beneficial interest	34,000	6.71	7.34	Merrill Lynch
8/18/03	Shares of beneficial interest	23,900	6.6902	7.37	Merrill Lynch
8/19/03	Shares of beneficial interest	32,000	6.7073	7.40	Merrill Lynch
8/19/03	Shares of beneficial interest	20,000	6.715	7.40	Merrill Lynch
8/20/03	Shares of beneficial interest	24,900	6.7036	7.39	Merrill Lynch
8/21/03	Shares of beneficial interest	32,000	6.6774	7.36	Merrill Lynch
8/22/03	Shares of beneficial interest	11,000	6.65	7.37	Merrill Lynch
8/25/03	Shares of beneficial interest	29,000	6.6478	7.35	Merrill Lynch
8/26/03	Shares of beneficial interest	29,000	6.67	7.37	Merrill Lynch
8/27/03	Shares of beneficial interest	29,000	6.688	7.35	Merrill Lynch
8/27/03	Shares of beneficial interest	25,300	6.69	7.35	Merrill Lynch
8/29/03	Shares of beneficial interest	29,000	6.6995	7.38	Merrill Lynch

Total Shares Repurchased: 454,600

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management